Putnam VT Global Asset Allocation Fund
The fund's portfolio
3/31/25 (Unaudited)

COMMON STOCKS (67.0%)(a)
	Shares	Value
Basic materials (2.0%)
Air Liquide SA (France)	250	$47,486
Archer-Daniels-Midland Co.	1,226	58,860
Axalta Coating Systems, Ltd.(NON)	1,669	55,361
BHP Group, Ltd. (ASE Exchange) (Australia)	4,579	111,101
BHP Group, Ltd. (London Exchange) (Australia)	352	8,463
Boliden AB (Sweden)	308	10,106
CF Industries Holdings, Inc.	736	57,518
Cie de Saint-Gobain SA (France)	1,148	114,360
DuPont de Nemours, Inc.	750	56,010
Fortescue, Ltd. (Australia)	7,143	69,137
Freeport-McMoRan, Inc.	1,482	56,109
Glencore PLC (United Kingdom)	9,974	36,506
HeidelbergCement AG (Germany)	488	84,120
Holcim AG (Switzerland)	1,111	119,558
Huntsman Corp.	3,469	54,776
Linde PLC	144	67,052
Louisiana-Pacific Corp.	1,279	117,642
LyondellBasell Industries NV Class A	790	55,616
Mosaic Co. (The)	2,029	54,803
NewMarket Corp.	106	60,044
Northern Star Resources, Inc. (Australia)	1,151	13,288
Nucor Corp.	456	54,875
Olin Corp.	2,155	52,237
Packaging Corp. of America	315	62,376
Rio Tinto PLC (United Kingdom)	1,197	71,832
ROCKWOOL International A/S Class B (Denmark)	60	24,870
Sealed Air Corp.	1,866	53,927
Sherwin-Williams Co. (The)	177	61,807
Shin-Etsu Chemical Co., Ltd. (Japan)	3,400	97,020
Southern Copper Corp. (Peru)	562	52,525
Weyerhaeuser Co.(R)	1,949	57,067

		1,896,452
Capital goods (3.3%)
ABB, Ltd. (Switzerland)	2,215	114,289
Airbus SE (France)	271	47,719
AISIN Corp. (Japan)	4,700	51,338
Allison Transmission Holdings, Inc.	638	61,037
Caterpillar, Inc.	193	63,651
Crown Holdings, Inc.	671	59,893
Cummins, Inc.	175	54,852
Curtiss-Wright Corp.	175	55,522
Dassault Aviation SA (France)	118	38,908
Donaldson Co., Inc.	840	56,330
Eaton Corp. PLC	189	51,376
Flowserve Corp.	1,116	54,505
GE Vernova, Inc.	186	56,782
GEA Group AG (Germany)	766	46,564
General Dynamics Corp.	214	58,332
Graco, Inc.	708	59,125
Johnson Controls International PLC	692	55,436
Komatsu, Ltd. (Japan)	500	14,642
Lincoln Electric Holdings, Inc.	294	55,613
Lockheed Martin Corp.	1,836	820,160
Mitsubishi Electric Corp. (Japan)	6,900	127,252
Northrop Grumman Corp.	141	72,193
Parker Hannifin Corp.	73	44,373
Pentair PLC	650	56,862
Republic Services, Inc.	243	58,845
RTX Corp.	3,155	417,911
Schindler Holding AG (Switzerland)	97	30,401
Smiths Group PLC (United Kingdom)	1,097	27,527
Textron, Inc.	830	59,968
Veralto Corp.	577	56,229
Vertiv Holdings Co. Class A	3,375	243,675
Vinci SA (France)	813	102,487
Waste Management, Inc.	259	59,961

		3,233,758
Communication services (1.0%)
American Tower Corp.(R)	334	72,678
AT&T, Inc.	2,570	72,680
Comcast Corp. Class A	4,521	166,825
Deutsche Telekom AG (Germany)	2,773	102,379
Juniper Networks, Inc.	1,566	56,674
KDDI Corp. (Japan)	6,100	96,354
Koninklijke KPN NV (Netherlands)	13,036	55,216
Telstra Group, Ltd. (Australia)	19,778	52,249
Ubiquiti, Inc.	232	71,952
Verizon Communications, Inc.	4,747	215,324

		962,331
Communications equipment (0.5%)
Arista Networks, Inc.(NON)	736	57,025
Motorola Solutions, Inc.	894	391,402

		448,427
Computers (5.0%)
AppFolio, Inc. Class A(NON)	132	29,027
Apple, Inc.	18,252	4,054,317
Check Point Software Technologies, Ltd. (Israel)(NON)	100	22,792
Cisco Systems, Inc.	906	55,909
Dropbox, Inc. Class A(NON)	2,129	56,866
Fortinet, Inc.(NON)	573	55,157
NetApp, Inc.	612	53,758
NICE, Ltd. (Israel)(NON)	79	12,194
RingCentral, Inc. Class A(NON)	2,098	51,946
ServiceNow, Inc.(NON)	328	261,134
Snowflake, Inc. Class A(NON)	356	52,033
Teradata Corp.(NON)	2,520	56,650
Twilio, Inc. Class A(NON)	546	53,459
Zoom Video Communications, Inc. Class A(NON)	731	53,926

		4,869,168
Conglomerates (0.7%)
3M Co.	1,465	215,150
AMETEK, Inc.	330	56,806
General Electric Co.	328	65,649
Marubeni Corp. (Japan)	1,200	19,250
Mitsubishi Corp. (Japan)	5,600	98,867
Mitsui & Co., Ltd. (Japan)	6,400	120,661
Siemens AG (Germany)	263	60,739

		637,122
Consumer cyclicals (11.0%)
adidas AG (Germany)	113	26,652
Amazon.com, Inc.(NON)	11,580	2,203,211
Aristocrat Leisure, Ltd. (Australia)	2,189	88,530
Associated British Foods PLC (United Kingdom)	3,176	78,737
Automatic Data Processing, Inc.	2,829	864,344
Bandai Namco Holdings, Inc. (Japan)	400	13,419
Booking Holdings, Inc.	9	41,462
Carvana Co.(NON)	296	61,888
Clorox Co. (The)	404	59,489
Deckers Outdoor Corp.(NON)	240	26,834
Ecolab, Inc.	237	60,084
Fast Retailing Co., Ltd. (Japan)	400	119,077
FDJ United (France)	552	17,369
Gap, Inc. (The)	2,751	56,698
Global Payments, Inc.	570	55,814
Hasbro, Inc.	933	57,370
Hermes International (France)	40	105,245
Home Depot, Inc. (The)	536	196,439
Hoshizaki Corp. (Japan)	400	15,483
Industria de Diseno Textil SA (Spain)	2,001	99,634
Informa PLC (United Kingdom)	2,703	27,103
InterContinental Hotels Group PLC (United Kingdom)	244	26,272
Kimberly-Clark Corp.	469	66,701
Lennar Corp. Class A	472	54,176
Light & Wonder, Inc.(NON)	545	47,202
LVMH Moet Hennessy Louis Vuitton SA (France)	25	15,482
Makita Corp. (Japan)	300	9,940
Mastercard, Inc. Class A	1,949	1,068,286
Netflix, Inc.(NON)	1,113	1,037,906
New York Times Co. (The) Class A	1,168	57,933
Next PLC (United Kingdom)	291	41,926
Nintendo Co., Ltd. (Japan)	600	40,787
Owens Corning	391	55,843
Pandora A/S (Denmark)	494	75,711
PayPal Holdings, Inc.(NON)	6,871	448,333
Publicis Groupe SA (France)	763	71,988
PulteGroup, Inc.	553	56,848
Rational AG (Germany)	20	16,663
Ross Stores, Inc.	432	55,205
Sony Group Corp. (Japan)	500	12,652
Subaru Corp. (Japan)	4,000	71,637
Target Corp.	542	56,563
Taylor Wimpey PLC (United Kingdom)	3,137	4,407
Tesla, Inc.(NON)	2,746	711,653
TJX Cos., Inc. (The)	7,233	880,979
Toll Brothers, Inc.	532	56,174
TOPPAN Holdings, Inc. (Japan)	2,900	79,278
Toyota Motor Corp. (Japan)	700	12,374
Trade Desk, Inc. (The) Class A(NON)	1,002	54,829
Trane Technologies PLC	164	55,255
Volvo AB Class B (Sweden)	1,603	47,029
Vulcan Materials Co.	242	56,459
Walmart, Inc.	10,515	923,112
Williams-Sonoma, Inc.	345	54,545

		10,599,030
Consumer staples (4.4%)
Airbnb, Inc. Class A(NON)	454	54,235
Auto Trader Group PLC (United Kingdom)	6,426	62,137
Boston Beer Co., Inc. (The) Class A(NON)	250	59,710
Bunzl PLC (United Kingdom)	384	14,771
Carlsberg A/S Class B (Denmark)	123	15,569
Chipotle Mexican Grill, Inc.(NON)	1,163	58,394
Coca-Cola Co. (The)	3,110	222,738
Coca-Cola Consolidated, Inc.	46	62,100
Coca-Cola HBC AG (Italy)	1,310	59,330
Colgate-Palmolive Co.	4,437	415,747
Costco Wholesale Corp.	63	59,584
DoorDash, Inc. Class A(NON)	3,553	649,382
Etsy, Inc.(NON)	1,251	59,022
Hormel Foods Corp.	1,882	58,229
Imperial Brands PLC (United Kingdom)	3,044	112,634
Ingredion, Inc.	452	61,115
Keurig Dr Pepper, Inc.	1,683	57,592
Koninklijke Ahold Delhaize NV (Netherlands)	2,753	102,838
Lyft, Inc. Class A(NON)	4,507	53,498
Maplebear, Inc.(NON)	3,269	130,400
Marks & Spencer Group PLC (United Kingdom)	1,042	4,811
Mondelez International, Inc. Class A	876	59,437
Monster Beverage Corp.(NON)	1,162	68,000
Nestle SA (Switzerland)	412	41,635
Nissin Food Products Co., Ltd. (Japan)	1,200	24,492
Paylocity Holding Corp.(NON)	294	55,078
PepsiCo, Inc.	428	64,174
Philip Morris International, Inc.	6,111	969,999
Procter & Gamble Co. (The)	358	61,010
Reckitt Benckiser Group PLC (United Kingdom)	647	43,750
Recruit Holdings Co., Ltd. (Japan)	2,200	113,985
Tesco PLC (United Kingdom)	13,082	56,282
Tyson Foods, Inc. Class A	1,063	67,830
Uber Technologies, Inc.(NON)	1,853	135,010
Unilever PLC (United Kingdom)	1,134	67,662
WH Group, Ltd. (Hong Kong)	87,000	79,884

		4,282,064
Electronics (5.1%)
Broadcom, Inc.	2,953	494,421
Cirrus Logic, Inc.(NON)	598	59,594
Garmin, Ltd.	281	61,014
Hoya Corp. (Japan)	900	101,573
Keysight Technologies, Inc.(NON)	365	54,666
NVIDIA Corp.	30,061	3,258,011
Qualcomm, Inc.	5,721	878,803
SCREEN Holdings Co., Ltd. (Japan)	700	45,669
Thales SA (France)	101	26,848

		4,980,599
Energy (2.6%)
Antero Midstream Corp.	1,585	28,530
Baker Hughes Co.	1,280	56,256
Cheniere Energy, Inc.	2,041	472,287
ConocoPhillips	640	67,213
Coterra Energy, Inc.	2,073	59,910
DCC PLC (Ireland)	477	31,879
Eneos Holdings, Inc. (Japan)	13,200	69,617
Equinor ASA (Norway)	4,225	111,577
Exxon Mobil Corp.	1,422	169,118
Halliburton Co.	22,353	567,096
HF Sinclair Corp.	1,683	55,337
INPEX Corp. (Japan)	1,400	19,419
Marathon Petroleum Corp.	2,121	309,008
Norsk Hydro ASA (Norway)	2,762	15,967
Phillips 66	451	55,689
Repsol SA (Spain)	1,508	20,023
Shell PLC (London Exchange) (United Kingdom)	861	31,341
TechnipFMC PLC (United Kingdom)	1,923	60,940
TotalEnergies SE (France)	1,673	107,796
Valero Energy Corp.	463	61,148
Weatherford International PLC	1,080	57,834
Williams Cos., Inc. (The)	1,066	63,704

		2,491,689
Financials (11.0%)
3i Group PLC (United Kingdom)	2,320	109,088
AerCap Holdings NV (Ireland)	300	30,651
Affiliated Managers Group, Inc.	340	57,130
AIA Group, Ltd. (Hong Kong)	9,600	72,671
AIB Group PLC (Ireland)	6,032	38,962
Allianz SE (Germany)	216	82,665
Allstate Corp. (The)	274	56,737
Ally Financial, Inc.	1,610	58,717
American Express Co.	206	55,424
American International Group, Inc.	679	59,032
Ameriprise Financial, Inc.	128	61,966
AvalonBay Communities, Inc.(R)	270	57,947
AXA SA (France)	291	12,433
Axis Capital Holdings, Ltd.	667	66,860
Banco de Sabadell SA (Spain)	6,813	19,129
Banco Santander SA (Spain)	23,382	157,522
Bank Hapoalim BM (Israel)	4,520	61,296
Bank Leumi Le-Israel BM (Israel)	4,149	55,873
Bank of America Corp.	4,273	178,312
Bank of New York Mellon Corp. (The)	6,034	506,072
Barclays PLC (United Kingdom)	8,220	30,907
Berkshire Hathaway, Inc. Class B(NON)	638	339,786
BNP Paribas SA (France)	511	42,709
Brighthouse Financial, Inc.(NON)	974	56,482
Brixmor Property Group, Inc.(R)	3,298	87,562
Broadridge Financial Solutions, Inc.	243	58,918
Capital One Financial Corp.	337	60,424
CBRE Group, Inc. Class A(NON)	426	55,712
Chubb, Ltd.	195	58,888
Citigroup, Inc.	11,239	797,857
Citizens Financial Group, Inc.	1,370	56,129
CME Group, Inc.	246	65,261
Commonwealth Bank of Australia (Australia)	86	8,178
Corebridge Financial, Inc.	7,073	223,295
Covivio (France)(R)	101	5,654
Credit Agricole SA (France)	1,457	26,528
DBS Group Holdings, Ltd. (Singapore)	2,720	93,408
Deutsche Boerse AG (Germany)	82	24,195
Equitable Holdings, Inc.	7,429	386,977
Equity Lifestyle Properties, Inc.(R)	886	59,096
Equity Residential(R)	872	62,418
Erste Group Bank AG (Czech Republic)	1,150	79,547
Essex Property Trust, Inc.(R)	189	57,942
Eurazeo SE (France)	145	10,738
Euronext NV (France)	430	62,407
Everest Group, Ltd.	162	58,859
Exor NV (Netherlands)	440	39,958
First Horizon Corp.	2,926	56,823
First Industrial Realty Trust, Inc.(R)	1,056	56,982
Futu Holdings, ADR (Hong Kong)	100	10,235
Globe Life, Inc.	668	87,989
Goldman Sachs Group, Inc. (The)	1,359	742,408
Hanover Insurance Group, Inc. (The)	166	28,876
HSBC Holdings PLC (United Kingdom)	13,009	147,476
Intercontinental Exchange, Inc.	325	56,063
Intesa Sanpaolo SpA (Italy)	19,470	100,342
Investor AB Class B (Sweden)	3,971	118,431
Invitation Homes, Inc.(R)	1,905	66,389
Jones Lang LaSalle, Inc.(NON)	218	54,044
JPMorgan Chase & Co.	279	68,439
Lloyds Banking Group PLC (United Kingdom)	139,354	130,702
MetLife, Inc.	7,006	562,512
MGIC Investment Corp.	2,397	59,398
Mid-America Apartment Communities, Inc.(R)	351	58,821
Millrose Properties, Inc.(NON)(R)	2,227	59,038
Mitsubishi UFJ Financial Group, Inc. (Japan)	7,000	95,437
Mizrahi Tefahot Bank, Ltd. (Israel)	531	23,881
Morgan Stanley	464	54,135
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	235	148,454
NatWest Group PLC (United Kingdom)	16,080	94,943
NN Group NV (Netherlands)	870	48,412
Northern Trust Corp.	511	50,410
Old Republic International Corp.	1,678	65,811
PNC Financial Services Group, Inc. (The)	316	55,543
Popular, Inc. (Puerto Rico)	618	57,085
Primerica, Inc.	214	60,889
Principal Financial Group, Inc.	680	57,372
Progressive Corp. (The)	208	58,866
Prudential Financial, Inc.	539	60,196
Public Storage(R)	194	58,062
QBE Insurance Group, Ltd. (Australia)	1,309	18,087
Reinsurance Group of America, Inc.	310	61,039
Rithm Capital Corp.(R)	4,852	55,555
Sekisui Chemical Co., Ltd. (Japan)	1,300	22,173
Sekisui House, Ltd. (Japan)	1,800	40,288
Simon Property Group, Inc.(R)	3,289	546,237
SLM Corp.	1,922	56,449
Standard Chartered PLC (United Kingdom)	3,776	56,033
State Street Corp.	5,733	513,275
Stifel Financial Corp.	540	50,900
Synchrony Financial	1,046	55,375
Talanx AG (Germany)	279	29,344
Travelers Cos., Inc. (The)	221	58,446
Truist Financial Corp.	1,363	56,087
UBS Group AG (Switzerland)	999	30,684
UniCredit SpA (Italy)	2,666	149,648
Unipol Assicurazioni SpA (Italy)	431	6,899
Unum Group	1,942	158,195
VICI Properties, Inc.(R)	1,791	58,422
Virtu Financial, Inc. Class A	1,777	67,739
W.R. Berkley Corp.	893	63,546
Webster Financial Corp.	1,093	56,344
Wells Fargo & Co.	1,008	72,364
WP Carey, Inc.(R)	917	57,872
Zions Bancorp NA	1,140	56,840
Zurich Insurance Group AG (Switzerland)	90	62,821

		10,623,448
Health care (6.8%)
Abbott Laboratories	430	57,040
AbbVie, Inc.	2,321	486,296
Agilent Technologies, Inc.	468	54,747
Alnylam Pharmaceuticals, Inc.(NON)	478	129,070
Amgen, Inc.	204	63,556
AstraZeneca PLC (United Kingdom)	171	25,110
Becton, Dickinson and Co.	246	56,349
bioMerieux (France)	185	22,868
Boston Scientific Corp.(NON)	585	59,015
Bristol-Myers Squibb Co.	3,697	225,480
Chemed Corp.	95	58,455
Chugai Pharmaceutical Co., Ltd. (Japan)	1,100	50,393
Cigna Group (The)	1,273	418,817
CSL, Ltd. (Australia)	111	17,470
Daiichi Sankyo Co., Ltd. (Japan)	4,000	95,255
Danaher Corp.	268	54,940
Dexcom, Inc.(NON)	776	52,993
Edwards Lifesciences Corp.(NON)	930	67,406
Eli Lilly and Co.	1,417	1,170,314
Exelixis, Inc.(NON)	6,565	242,380
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	426	8,130
Fresenius SE & Co. KGaA (Germany)(NON)	1,079	46,066
FUJIFILM Holdings Corp. (Japan)	2,000	38,318
GSK PLC (United Kingdom)	1,838	35,125
Hologic, Inc.(NON)	460	28,414
Humana, Inc.	213	56,360
IDEXX Laboratories, Inc.(NON)	137	57,533
Incyte Corp.(NON)	3,645	220,705
Insulet Corp.(NON)	232	60,926
Ipsen SA (France)	220	25,340
Johnson & Johnson	1,744	289,225
Lonza Group AG (Switzerland)	42	25,946
Medpace Holdings, Inc.(NON)	174	53,016
Medtronic PLC	4,726	424,678
Merck & Co., Inc.	7,763	696,807
Merck KGaA (Germany)	39	5,367
Natera, Inc.(NON)	374	52,887
Neurocrine Biosciences, Inc.(NON)	546	60,388
Novartis AG (Switzerland)	1,915	212,699
Novo Nordisk A/S Class B (Denmark)	2,859	195,494
Olympus Corp. (Japan)	700	9,164
Omega Healthcare Investors, Inc.	1,511	57,539
Otsuka Holdings Company, Ltd. (Japan)	1,000	52,110
QIAGEN NV (Netherlands)	1,424	57,174
Regeneron Pharmaceuticals, Inc.	108	68,497
Roche Holding AG (Switzerland)	198	65,167
Sonic Healthcare, Ltd. (Australia)	1,303	21,157
Sonova Holding AG (Switzerland)	51	14,891
Tenet Healthcare Corp.(NON)	469	63,081
Thermo Fisher Scientific, Inc.	111	55,234
UnitedHealth Group, Inc.	115	60,231
Universal Health Services, Inc. Class B	327	61,443

		6,587,066
Semiconductor (0.5%)
Applied Materials, Inc.	357	51,808
ASML Holding NV (Netherlands)	330	218,385
Astera Labs, Inc.(NON)	398	23,749
Disco Corp. (Japan)	200	40,844
KLA Corp.	95	64,581
Lam Research Corp.	773	56,197

		455,564
Software (5.3%)
Adobe, Inc.(NON)	2,302	882,886
AppLovin Corp. Class A(NON)	179	47,430
Atlassian Corp. Class A(NON)	395	83,823
Autodesk, Inc.(NON)	246	64,403
Cadence Design Systems, Inc.(NON)	225	57,224
Duolingo, Inc.(NON)	186	57,760
Intuit, Inc.	94	57,715
Manhattan Associates, Inc.(NON)	479	82,886
Microsoft Corp.	7,827	2,938,178
Nexon Co., Ltd. (Japan)	600	8,218
Oracle Corp. Japan (Japan)	300	31,570
Pegasystems, Inc.	1,524	105,948
ROBLOX Corp. Class A(NON)	1,139	66,392
SAP SE (Germany)	388	103,964
Veeva Systems, Inc. Class A(NON)	2,052	475,305
Workday, Inc. Class A(NON)	246	57,448

		5,121,150
Technology services (4.8%)
Accenture PLC Class A	185	57,727
Alphabet, Inc. Class A	11,356	1,756,092
DocuSign, Inc.(NON)	665	54,131
eBay, Inc.	858	58,112
Fiserv, Inc.(NON)	259	57,195
GoDaddy, Inc. Class A(NON)	313	56,384
Leidos Holdings, Inc.	591	79,750
LY Corp. (Japan)	20,900	70,771
Meta Platforms, Inc. Class A	3,568	2,056,452
NEC Corp. (Japan)	1,000	21,301
Prosus NV (China)	2,153	100,027
Salesforce, Inc.	201	53,940
Scout24 SE (Germany)	173	18,117
Spotify Technology SA (Sweden)(NON)	95	52,253
VeriSign, Inc.(NON)	232	58,898
Western Union Co. (The)	5,305	56,127
Zebra Technologies Corp. Class A(NON)	186	52,556

		4,659,833
Transportation (1.2%)
A.P. Moeller-Maersck A/S Class B (Denmark)	35	60,915
Aena SME SA (Spain)	220	51,613
CSX Corp.	2,279	67,071
Delta Air Lines, Inc.	1,207	52,625
DHL Group (Germany)	1,334	57,273
Expeditors International of Washington, Inc.	522	62,771
FedEx Corp.	236	57,532
Kirby Corp.(NON)	572	57,778
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	14,757	84,132
SITC International Holdings Co., Ltd. (Hong Kong)	5,000	13,590
Union Pacific Corp.	1,879	443,895
United Airlines Holdings, Inc.(NON)	753	51,995
United Parcel Service, Inc. Class B	521	57,305
Westinghouse Air Brake Technologies Corp.	301	54,586

		1,173,081
Utilities and power (1.8%)
American Electric Power Co., Inc.	538	58,787
Constellation Energy Corp.	253	51,012
Dominion Energy, Inc.	1,045	58,593
Duke Energy Corp.	534	65,132
E.ON SE (Germany)	4,219	63,685
Edison International	9,087	535,406
ENGIE SA (France)	6,201	120,832
Eni SpA (Italy)	1,198	18,529
Eversource Energy	927	57,576
Exelon Corp.	4,891	225,377
Iberdrola SA (Spain)	7,702	124,373
National Fuel Gas co.	848	67,153
NRG Energy, Inc.	590	56,321
PG&E Corp.	7,612	130,774
Public Service Enterprise Group, Inc.	680	55,964
RWE AG (Germany)	500	17,852
Vistra Corp.	433	50,852

		1,758,218

Total common stocks (cost $41,990,490)		$64,779,000

CORPORATE BONDS AND NOTES (12.8%)(a)
	Principal amount	Value
Basic materials (0.7%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$20,000	$21,846
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32	5,000	5,073
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30	10,000	10,315
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31	5,000	4,703
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	5,000	4,766
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	15,000	14,908
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31	5,000	4,957
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	10,000	10,208
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	10,000	10,074
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	13,000	13,029
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	15,000	14,200
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	5,000	5,018
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34	5,000	4,968
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.629%, 7/15/32 (Germany)	30,000	30,828
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)	10,000	10,331
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)	34,000	34,585
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	15,000	14,320
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)	10,000	10,256
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	20,000	17,482
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33	10,000	9,606
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32	10,000	9,608
Clydesdale Acquisition Holdings, Inc. 144A company guaranty sr. notes 6.75%, 4/15/32	15,000	15,116
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	5,000	4,530
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	5,000	4,684
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	5,000	3,959
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)	10,000	9,872
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	15,000	15,070
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.371%, 4/4/29	10,000	10,166
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	34,000	29,933
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	5,000	4,616
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	15,000	14,936
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	15,000	12,741
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)	25,000	24,347
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	20,000	19,807
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	5,000	3,292
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	10,000	8,648
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27	5,000	4,655
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27	10,000	9,445
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27	15,000	14,719
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	10,000	8,583
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)	5,000	5,297
Novelis Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/30/30	15,000	15,224
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	15,000	14,000
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	18,571
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	22,508
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28	5,000	5,109
Quikrete Holdings, Inc. 144A sr. notes 6.375%, 3/1/32	10,000	10,072
Quikrete Holdings, Inc. 144A sr. unsec. notes 6.75%, 3/1/33	5,000	4,982
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29	10,000	10,635
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	15,000	14,281
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	10,000	9,618
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31	10,000	10,371
Standard Building Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32	15,000	15,013
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	10,000	9,321
United States Steel Corp. sr. unsec. sub. bonds 6.65%, 6/1/37	10,000	9,836
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	15,000	12,242
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	20,000	13,520
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	34,296
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	11,524
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	10,000	8,620

		735,240
Capital goods (0.9%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 2/15/33 (Ireland)	5,000	4,686
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 8.25%, 4/15/31 (Ireland)	20,000	19,402
Axon Enterprise, Inc. 144A sr. unsec. notes 6.25%, 3/15/33	5,000	5,064
Axon Enterprise, Inc. 144A sr. unsec. notes 6.125%, 3/15/30	10,000	10,117
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	2,000	2,041
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	23,000	21,826
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	44,000	42,895
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40	5,000	4,863
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29	5,000	4,697
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	3,000	2,734
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	13,000	12,542
Boeing Co. (The) sr. unsec. unsub. notes 6.388%, 5/1/31	10,000	10,662
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29	10,000	10,491
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27	7,000	7,204
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	90,000	93,736
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)	5,000	4,985
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)	10,000	10,556
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30	15,000	15,576
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31	5,000	5,341
Clarios Global LP 144A sr. notes 6.75%, 5/15/28	5,000	5,074
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31	5,000	5,059
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29	10,000	7,617
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	10,000	9,632
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)	5,000	5,160
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28	15,000	14,662
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	42,705
Howmet Aerospace, Inc. sr. unsec. unsub. notes 6.75%, 1/15/28	35,000	37,006
Howmet Aerospace, Inc. sr. unsec. unsub. notes 4.85%, 10/15/31	15,000	14,964
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	27,000	25,444
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	55,442
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	6,000	5,964
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	10,000	9,446
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	15,000	14,185
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31	10,000	10,292
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	9,000	8,967
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	15,000	13,582
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	15,000	15,032
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	60,000	60,955
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	5,000	5,113
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	5,000	5,239
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40	20,000	18,717
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	5,000	5,047
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	4,931
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28	10,000	9,601
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30	15,000	16,576
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29	5,000	5,340
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	10,000	9,552
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32	5,000	4,856
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	10,000	9,507
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity	15,000	14,781
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	10,000	10,228
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32	5,000	5,070
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	10,000	9,971
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	2,000	1,795
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	30,000	28,895
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	33,000	33,584
Waste Pro USA, Inc. 144A sr. unsec. notes 7.00%, 2/1/33	5,000	5,029
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	15,000	15,235
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	5,000	5,064
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 3/15/33	5,000	5,029

		879,766
Communication services (1.3%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	5,000	4,423
American Tower Corp. sr. unsec. notes 4.90%, 3/15/30	10,000	10,057
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	125,000	121,056
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	41,000	27,808
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	15,000	14,843
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	60,000	49,213
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	67,035
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	8,000	7,748
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	60,000	55,703
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	10,000	8,870
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	15,000	13,336
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	27,000	24,325
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	7,544
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	11,000	10,998
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	110,000	69,417
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	19,000	13,165
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	7,000	5,375
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	25,000	24,336
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	34,000	33,133
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)	23,000	21,929
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	12,000	11,859
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	85,696
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 10.00%, 2/15/31	10,000	9,611
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30	5,000	4,779
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	5,000	4,850
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	5,000	4,599
EchoStar Corp. company guaranty sr. sub. notes Ser. ., 10.75%, 11/30/29	10,000	10,517
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	10,000	10,542
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	10,000	9,997
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	15,000	16,147
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	65,000	65,078
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	21,000	22,426
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	60,000	50,998
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,713
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	78,000	76,881
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	15,000	14,904
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	10,000	8,962
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 5/15/32	10,000	10,067
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	15,000	14,262
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	69,837
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	47,000	32,397
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	61,419
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	76,000	75,632
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	20,000	18,698

		1,287,185
Consumer cyclicals (1.8%)
7-Eleven, Inc. 144A sr. unsec. notes 1.30%, 2/10/28	24,000	21,841
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	24,438
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	14,000	12,871
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	15,000	15,204
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	10,000	9,571
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	10,000	9,180
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	12,000	10,684
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	20,000	20,281
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)	5,000	4,707
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	34,290
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	20,000	18,462
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	20,000	20,286
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32	5,000	4,674
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	20,000	18,399
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	10,000	8,250
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	5,000	5,234
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	19,000	18,190
Carnival Corp. 144A company guaranty sr. unsec. sub. notes 6.125%, 2/15/33	5,000	4,931
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/15/30	10,000	9,968
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	30,000	30,038
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 6/1/31(PIK)	5,000	5,560
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 12/1/28(PIK)	8,594	8,860
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	10,000	9,790
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	10,000	9,713
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30	15,000	14,721
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	10,000	8,608
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	10,000	9,306
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	10,000	9,750
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	60,000	57,142
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)	30,000	30,411
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29	15,000	12,261
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	6,000	5,748
Gray Media, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31	5,000	3,128
Great Canadian Gaming Corp. 144A sr. notes 8.75%, 11/15/29 (Canada)	15,000	15,086
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	15,000	15,822
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	20,000	19,332
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	20,000	20,074
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	22,000	22,388
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	47,000	47,004
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	35,000	36,740
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	2,000	2,099
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	4,000	4,033
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	8,000	8,106
Hyundai Capital America 144A sr. unsec. notes 4.875%, 11/1/27 (South Korea)	20,000	20,049
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	5,000	4,895
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	47,000	46,931
Iron Mountain, Inc. 144A company guaranty sr. unsec. sub. notes 6.25%, 1/15/33	25,000	24,777
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	10,000	8,528
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	20,000	17,619
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28	15,000	15,642
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	15,217
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	5,000	5,054
Marriott International, Inc./MD sr. unsec. unsub. notes Ser. GG, 3.50%, 10/15/32	40,000	35,684
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	5,000	4,933
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31	10,000	10,065
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	5,000	4,887
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	15,000	14,770
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32	10,000	9,918
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30	15,000	13,520
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31	50,000	42,566
Moody's Corp. sr. unsec. sub. bonds 5.00%, 8/5/34	15,000	14,918
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29	10,000	10,526
NCL Corp., Ltd. 144A sr. unsec. notes 6.75%, 2/1/32	10,000	9,885
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	10,000	10,428
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	10,000	10,462
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	63,000	65,063
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	4,000	3,819
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	10,000	9,436
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28	10,000	9,374
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26	65,000	64,373
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31	5,000	5,212
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	5,000	4,918
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 4.625%, 3/15/30	10,000	9,153
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	15,000	14,456
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	12,000	11,615
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	9,924
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28	15,000	15,023
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32	5,000	5,049
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33	20,000	20,003
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31	10,000	9,826
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	10,000	10,007
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26	5,000	4,927
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29	20,000	19,830
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	30,000	27,536
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	9,000	7,635
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	15,000	14,162
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	10,000	9,830
Sinclair Television Group, Inc. 144A sr. notes 8.125%, 2/15/33	30,000	29,623
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	15,000	12,870
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	10,000	9,339
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	15,000	15,067
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32	5,000	5,045
Specialty Building Products Holdings, LLC/ SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29	5,000	4,624
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	5,000	4,351
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	10,000	9,235
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32	15,000	14,890
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	5,000	4,497
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27	5,000	5,001
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	10,000	9,619
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	5,000	4,993
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	12,000	11,837
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30	5,000	5,300
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31	15,000	16,035
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29	5,000	5,020
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	40,000	50,986
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	46,000	40,543
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	20,000	19,513
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28	10,000	9,499
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	20,000	19,217
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29	10,000	9,603
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	25,000	25,887

		1,722,220
Consumer staples (0.4%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	15,000	13,588
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)	5,000	5,036
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	17,000	16,703
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	15,000	14,044
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29	10,000	10,287
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30	5,000	5,125
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29	15,000	14,534
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29	10,000	9,322
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28	15,000	15,559
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32	10,000	10,320
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	15,000	12,985
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29	5,000	5,021
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	10,000	9,967
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	7,000	6,549
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	26,000	26,050
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	19,000	18,667
Mars, Inc. 144A sr. unsec. sub. bonds 5.70%, 5/1/55	5,000	4,999
Mars, Inc. 144A sr. unsec. sub. bonds 5.65%, 5/1/45	5,000	5,014
Mars, Inc. 144A sr. unsec. sub. notes 5.20%, 3/1/35	5,000	5,027
Mars, Inc. 144A sr. unsec. sub. notes 5.00%, 3/1/32	5,000	5,023
Mars, Inc. 144A sr. unsec. sub. notes 4.60%, 3/1/28	20,000	20,084
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	6,000	5,976
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	12,000	11,526
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	43,000	43,857
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	15,000	14,961
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34	10,000	10,019
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	5,000	5,204
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33	10,000	9,753
Wayfair, LLC 144A company guaranty sr. sub. notes 7.75%, 9/15/30	10,000	9,679
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29	15,000	14,402

		359,281
Energy (0.9%)
Aris Water Holdings, LLC 144A company guaranty sr. unsec. sub. notes 7.25%, 4/1/30	15,000	15,182
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	2,000	2,158
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	80,000	77,844
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 3/15/33	15,000	14,935
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	5,000	5,166
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	10,000	10,282
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	10,000	10,395
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)	5,000	4,636
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	5,000	5,725
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	5,000	5,702
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)	20,000	19,893
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	15,000	15,259
Encino Acquisition Partners Holdings, LLC 144A sr. unsec. notes 8.75%, 5/1/31	10,000	10,633
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 3/15/30	10,000	9,934
Expand Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29	30,000	30,397
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	5,000	4,901
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	9,853
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29	5,000	5,104
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.875%, 3/1/28	10,000	10,053
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	25,000	24,758
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29	20,000	19,547
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33	20,000	19,559
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	15,000	14,878
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31	20,000	17,386
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	10,000	9,874
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	35,000	34,655
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	10,000	10,611
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	25,000	27,541
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	45,000	44,128
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	46,000	47,162
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	10,000	10,156
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	20,000	19,608
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	7,000	7,011
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	10,000	9,779
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	15,000	14,100
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	15,000	15,449
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	10,004
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32	10,000	9,824
South Bow USA Infrastructure Holdings, LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	20,000	19,854
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	30,000	29,470
Sunoco LP 144A sr. unsec. notes 6.25%, 7/1/33	15,000	15,026
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	9,000	8,814
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	4,077	4,161
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	5,250	5,222
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	4,524	4,625
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38	15,000	11,511
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	4,000	4,157
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	10,000	9,264
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54	15,000	14,247
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	15,000	15,941
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	15,000	16,094
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	10,000	10,149
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	5,000	5,112
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	15,000	15,703
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	5,000	4,957
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.60%, 3/15/35	16,000	16,316

		844,705
Financials (3.6%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	15,000	15,271
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	15,000	15,638
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	65,000	59,665
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	23,000	22,916
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	15,000	15,450
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	3,000	2,812
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	15,000	15,633
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	25,000	25,018
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	20,000	20,077
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32	5,000	5,028
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	20,000	19,350
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	34,000	37,905
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	25,000	24,992
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	15,000	15,183
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	15,000	13,617
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	26,000	24,872
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	24,000	23,154
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	5,000	5,155
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	25,000	24,794
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	5,000	5,374
Athene Global Funding 144A notes 5.526%, 7/11/31	25,000	25,377
Athene Global Funding 144A notes 5.349%, 7/9/27	20,000	20,276
Athene Global Funding 144A notes 1.985%, 8/19/28	40,000	36,465
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	200,000	172,886
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	5,000	4,490
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	120,000	107,739
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	202,641
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	10,000	6,423
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	25,698
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	10,000	8,351
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	7,000	6,748
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	92,000	75,506
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	199,599
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	49,403
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	8,488
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	50,000	49,776
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	10,000	10,019
CNO Global Funding 144A notes 4.95%, 9/9/29	14,000	14,063
CNO Global Funding 144A notes 4.875%, 12/10/27	10,000	10,027
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	73,094
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	20,000	19,347
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29	15,000	15,253
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	5,000	5,300
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	10,000	10,321
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	10,000	10,021
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	26,000	27,019
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	10,000	11,027
Freedom Mortgage Holdings, LLC 144A sr. unsec. notes 8.375%, 4/1/32	20,000	19,559
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	23,000	22,635
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	5,000	5,127
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	15,000	12,997
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	4,000	4,015
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	117,000	115,414
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	5,000	5,131
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	15,000	15,460
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	41,000	33,799
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	15,000	12,208
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32	35,000	34,464
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.03%, 3/16/26	15,000	15,033
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	15,000	15,978
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	5,000	5,256
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	15,000	16,078
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.585%, 5/15/47	13,000	12,150
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	17,000	16,662
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	150,000	154,190
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	150,000	136,453
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	27,168
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	10,000	9,747
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	16,000	16,921
LPL Holdings, Inc. company guaranty sr. unsec. notes 5.20%, 3/15/30	15,000	15,066
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	7,000	6,908
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	22,000	21,932
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	25,000	25,347
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	185,000	180,996
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	40,000	39,573
Morgan Stanley unsec.sub. notes 5.297%, 4/20/37	24,000	23,549
MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 8.50%, 2/15/32	25,000	25,486
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	15,000	15,206
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	9,000	9,215
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	5,000	5,130
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	15,000	15,595
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	20,000	20,011
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	25,710
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	15,000	15,275
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31	10,000	10,068
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	15,000	14,282
PHH Escrow Issuer, LLC/PHH Corp. 144A sr. unsec. notes 9.875%, 11/1/29	25,000	24,151
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	70,000	66,739
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	25,000	26,103
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	10,000	8,935
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	5,000	5,124
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	10,000	9,990
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	30,000	30,585
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	44,975
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	55,000	53,903
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	55,000	54,902
Truist Financial Corp. sr. unsec. unsub. notes Ser. MTN, 5.435%, 1/24/30	15,000	15,314
U.S. Bancorp unsec. sub. FRB 2.491%, 11/3/36	60,000	49,857
VICI Properties LP sr. unsec. notes 5.125%, 11/15/31(R)	30,000	29,610
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	30,000	30,022
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	10,000	9,790
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	185,000	166,041
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	15,000	15,411
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	22,000	21,991
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	25,000	18,494
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30	5,000	4,915

		3,459,907
Health care (0.9%)
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	20,000	20,257
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	10,000	9,753
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	23,000	22,579
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	47,000	48,084
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	30,000	30,545
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	20,000	18,778
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)	10,000	10,388
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	5,000	5,073
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	37,000	33,779
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	20,000	20,351
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	10,000	8,756
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32	10,000	9,864
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	10,000	9,557
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	10,000	6,630
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	20,000	16,525
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32	10,000	10,188
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55	10,000	10,104
CVS Health Corp. jr. unsec. sub. bonds 6.75%, 12/10/54	5,000	4,990
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	10,000	8,977
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	1,336	1,346
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	30,952	29,936
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32	30,000	30,192
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	10,789
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	15,000	13,800
Eli Lilly and Co. sr. unsec. unsub. notes 4.75%, 2/12/30	29,000	29,452
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31	5,000	5,219
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	35,000	35,118
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	22,000	21,933
HCA, Inc. company guaranty sr. unsec. notes 5.45%, 4/1/31	35,000	35,561
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	45,000	40,694
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	25,000	25,704
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	6,000	5,996
Insulet Corp. 144A sr. unsec. notes 6.50%, 4/1/33	5,000	5,086
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29	15,000	14,031
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29	10,000	9,603
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	39,539
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	66,985
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	8,000	7,601
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	71,000	70,252
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	6,000	6,016
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	20,000	20,139
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	25,000	24,652
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	10,000	9,431
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30	15,000	14,949
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	25,000	23,543
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	9,000	7,917

		910,662
Technology (0.8%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	5,000	4,886
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	20,000	16,115
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	64,000	56,823
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	22,662
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	4,000	4,064
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	16,000	16,295
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	73,000	72,215
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	87,581
Broadcom, Inc. sr. unsec. notes 5.05%, 4/15/30	10,000	10,136
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	10,000	10,141
Cadence Design Systems, Inc. sr. unsec. sub. notes 4.30%, 9/10/29	25,000	24,758
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	5,000	4,990
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	10,000	9,728
CommScope, Inc. 144A company guaranty sr. unsec. notes 7.125%, 7/1/28	25,000	22,147
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31	10,000	10,093
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	15,000	13,848
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	11,000	10,473
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	5,000	4,873
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	10,000	9,901
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	34,000	33,641
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	10,000	9,505
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	30,000	26,578
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	38,000	37,260
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	12,000	11,110
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	45,000	40,301
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	50,000	37,940
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	33,457
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	10,000	9,437
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	5,000	4,496
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	20,000	17,489
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	25,327
Snap, Inc. 144A company guaranty sr. unsec. notes 6.875%, 3/1/33	30,000	30,025
Synopsys, Inc. sr. unsec. notes 4.85%, 4/1/30	20,000	20,136
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	20,000	18,451
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	15,000	15,228

		782,110
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	10,000	9,794
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	4,167	4,158
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	15,000	14,698
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	58,513
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	15,677
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	10,000	9,954
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	30,000	30,202
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	5,000	4,735
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	15,000	15,098

		162,829
Utilities and power (1.3%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	24,000	23,345
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	25,000	21,381
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	10,000	10,097
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	54,448
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	10,000	8,593
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	5,000	4,778
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	29,461
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	38,163
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	15,000	15,410
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	10,000	10,006
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	53,983
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	53,360
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	5,508
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	12,579
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	30,000	29,855
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	28,378
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	6,000	6,094
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	36,915
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	86,000	85,163
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	15,000	14,940
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	30,000	30,460
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	5,000	5,110
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	25,000	23,811
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	15,000	17,166
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	5,000	5,043
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26	10,000	9,571
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. bonds 5.45%, 3/15/35	85,000	85,795
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	50,000	50,207
NiSource, Inc. sr. unsec. unsub. bonds 5.85%, 4/1/55	15,000	14,924
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34	15,000	14,779
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	10,000	11,041
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	57,973
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	5,000	4,691
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	50,000	51,676
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	25,000	25,352
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55	10,000	9,854
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	15,000	14,416
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	25,546
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	15,000	14,390
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	15,000	15,474
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	85,000	82,794
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	5,000	5,148
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	15,000	15,202
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	5,000	5,057
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	17,000	16,464
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	10,000	10,201
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	4,927
Vistra Operations Co., LLC 144A sr. notes 5.05%, 12/30/26	10,000	10,039
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	15,000	15,722
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34	17,000	16,472

		1,211,762

Total corporate bonds and notes (cost $12,820,730)		$12,355,667

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.5%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	87,602	91,526
5.50%, with due dates from 6/20/53 to 7/20/53	674,659	685,698
3.00%, TBA, 4/1/55	1,000,000	885,860
3.00%, with due dates from 8/20/49 to 4/20/51	824,328	732,988

		2,396,072
U.S. Government Agency Mortgage Obligations (8.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	14,740	15,250
3.00%, 1/1/48	536,738	473,284
Federal National Mortgage Association Pass-Through Certificates
5.00%, 9/1/52	810,931	797,818
4.00%, 1/1/57	30,235	28,274
3.00%, with due dates from 4/1/46 to 11/1/48	344,956	304,862
2.50%, 7/1/51	739,996	616,189
Uniform Mortgage-Backed Securities
5.00%, TBA, 4/1/55	2,000,000	1,960,413
3.50%, TBA, 4/1/55	1,000,000	901,958
2.50%, TBA, 4/1/55	3,000,000	2,495,011
2.50%, TBA, 4/1/40	1,000,000	925,347

		8,518,406

Total U.S. government and agency mortgage obligations (cost $11,277,661)		$10,914,478

MORTGAGE-BACKED SECURITIES (1.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 7.834%, 4/15/37	$3,032	$3,479
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 6.471%, 3/15/35	7,672	7,891
Government National Mortgage Association Ser. 15-H26, Class DI, IO, 2.372%, 10/20/65(WAC)	80,412	3,666

		15,036
Commercial mortgage-backed securities (0.8%)
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48(WAC)	14,000	13,886
Barclays Commercial Mortgage Trust Ser. 19-C3, Class C, 4.178%, 5/15/52	10,000	8,649
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class B, 3.911%, 11/13/50(WAC)	14,000	13,103
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	14,000	13,249
Citigroup Commercial Mortgage Trust Ser. 16-C3, Class A4, 3.154%, 11/15/49	21,000	20,411
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.138%, 12/10/44(WAC)	29,000	26,045
FRB Ser. 14-CR17, Class C, 4.723%, 5/10/47(WAC)	25,000	22,986
FRB Ser. 13-CR13, Class C, 4.646%, 11/10/46(WAC)	5,350	4,973
FRB Ser. 14-UBS6, Class C, 4.361%, 12/10/47(WAC)	7,273	7,165
FRB Ser. 15-LC21, Class B, 4.327%, 7/10/48(WAC)	11,000	10,871
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	9,733	9,306
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	28,000	27,534
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48(WAC)	13,000	12,710
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	454,969	62
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class B, 3.96%, 4/15/50(WAC)	30,000	28,679
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	15,000	14,538
Ser. 16-C6, Class AS, 3.346%, 1/15/49	16,000	15,416
Ser. 19-C17, Class AS, 3.278%, 9/15/52	49,000	43,961
FRB Ser. 20-C19, Class XA, IO, 1.089%, 3/15/53(WAC)	1,021,674	40,827
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.67%, 12/15/49(WAC)	787,854	5,122
GS Mortgage Securities Trust FRB Ser. 15-GC32, Class B, 4.441%, 7/10/48(WAC)	73,000	72,292
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.757%, 6/15/51(WAC)	11,000	9,676
FRB Ser. 18-C8, Class XA, IO, 0.596%, 6/15/51(WAC)	845,246	12,357
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	216,572	180
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class B, 4.538%, 10/15/48(WAC)	37,000	35,913
FRB Ser. 15-C24, Class B, 4.318%, 5/15/48(WAC)	10,000	9,777
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48(WAC)	31,000	26,839
Ser. 14-C19, Class C, 4.00%, 12/15/47	9,054	8,767
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	22,000	21,499
FRB Ser. 13-C10, Class B, 3.98%, 7/15/46(WAC)	11,833	11,064
FRB Ser. 15-C26, Class XA, IO, 0.918%, 10/15/48(WAC)	414,933	61
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.568%, 8/15/45(WAC)	15,000	14,647
Morgan Stanley Capital I Trust
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	16,000	15,289
FRB Ser. 18-H3, Class XA, IO, 0.803%, 7/15/51(WAC)	1,317,496	26,160
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL9, Class A, 6.787%, 6/25/37	7,868	7,880
FRB Ser. 21-FL7, Class A, 5.635%, 11/25/36	9,444	9,419
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class C, 4.975%, 1/15/59(WAC)	10,000	9,346
FRB Ser. 15-SG1, Class B, 4.464%, 9/15/48(WAC)	14,000	13,441
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	17,000	16,216
Ser. 15-C31, Class AS, 4.049%, 11/15/48	17,000	16,802
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	16,000	14,317
WF-RBS Commercial Mortgage Trust FRB Ser. 13-C11, Class C, 3.75%, 3/15/45(WAC)	47,000	44,757
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.464%, 3/15/44 (In default)(NON)(WAC)	8,056	3,319
FRB Ser. 13-C15, Class D, 4.206%, 8/15/46(WAC)	20,896	9,568

		749,079
Residential mortgage-backed securities (non-agency) (1.0%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	61,821	63,102
Chase Home Lending Mortgage Trust 144A FRB Ser. 24-11, Class A11, (US 30 Day Average SOFR + 1.25%), 5.59%, 11/25/55	48,373	48,365
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.194%, 5/25/35(WAC)	4,249	4,185
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.575%, 6/25/46	35,665	34,620
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.815%, 8/25/46	58,181	50,254
Ellington Financial Mortgage Trust 144A Ser. 20-2, Class A2, 1.486%, 10/25/65(WAC)	18,016	16,889
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.29%, 6/25/42	9,459	9,654
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.34%, 4/25/42	34,599	34,865
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.64%, 2/25/42	31,892	31,909
Structured Agency Credit Risk Trust REMICs FRB Ser. 25-DNA1, Class A1, (US 30 Day Average SOFR + 0.95%), 5.29%, 1/25/45	47,038	46,954
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	16,128	16,039
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.404%, 8/25/28	12,120	12,582
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.204%, 8/25/28	20,142	20,962
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.354%, 10/25/28	2,408	2,496
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 8.904%, 1/25/29	32,620	33,602
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 8.804%, 5/25/29	53,974	56,103
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 8.704%, 4/25/29	23,118	23,906
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.104%, 9/25/29	56,000	57,886
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.004%, 7/25/29	43,919	45,073
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 6.804%, 1/25/31	11,097	11,300
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.49%, 9/25/44	10,174	10,169
Connecticut Avenue Securities Trust FRB Ser. 25-R02, Class 1M1, (US 30 Day Average SOFR + 1.15%), 5.486%, 2/25/45	14,561	14,560
Connecticut Avenue Securities Trust FRB Ser. 25-R02, Class 1A1, (US 30 Day Average SOFR + 1.00%), 5.336%, 2/25/45	9,959	9,957
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.24%, 11/25/41	1,239	1,238
JPMorgan Mortgage Trust 144A FRB Ser. 25-1, Class A11, (US 30 Day Average SOFR + 1.25%), 5.59%, 6/25/55	59,116	58,934
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 5.235%, 2/25/34	12,110	12,094
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (CME Term SOFR 1 Month + 1.24%), 5.56%, 10/25/33	18,663	18,622
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 5.485%, 10/25/34	9,226	9,110
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	43,475	41,404
Verus Securitization Trust 144A Ser. 20-5, Class A2, 2.578%, 5/25/65	22,750	21,897
Visio Trust 144A Ser. 20-1, Class A3, 3.521%, 8/25/55(WAC)	117,000	109,730
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 5.395%, 7/25/45	13,191	13,226

		941,687

Total mortgage-backed securities (cost $1,752,555)		$1,705,802

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
American Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 6.543%, 4/20/28 (Cayman Islands)	$14,083	$13,939
Arsenal AIC Parent, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 6.25%), 10.572%, 9/25/30 (Canada)	5,000	4,819
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.175%, 11/18/29	2,351	2,347
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.672%, 5/5/27	4,937	4,925
Clarios Global LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.075%, 1/14/32	6,739	6,649
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.439%, 8/21/28	3,031	3,016
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.799%, 3/29/29	3,659	3,630
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.825%, 9/13/29	9,900	8,751
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.175%, 11/23/27	10,452	9,706
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.189%, 10/4/28	9,949	9,294
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.802%, 8/2/29	16,207	16,001
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.325%, 4/23/31	12,935	12,841
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.825%, 1/27/29	9,898	9,760
Filtration Group Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 12/26/28	5,000	5,002
Fortress Intermediate 3, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.075%, 5/8/31	9,950	9,944
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 8.552%, 1/27/31	14,887	13,625
Great Canadian Gaming Corp. bank term loan FRN Class B, (CME Term SOFR 3 Month + 4.75%), 9.053%, 11/1/29	5,000	4,939
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.324%, 4/30/28	4,938	4,561
Hexion Holdings Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 7.44%), 11.862%, 3/15/30	10,588	10,125
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.791%, 3/2/28	9,925	9,226
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.825%, 3/10/28	9,752	9,702
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.227%, 2/4/26	9,637	8,810
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.175%, 5/30/31	4,950	4,583
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.762%, 6/15/28	4,886	4,838
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 10/23/28	4,498	4,494
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.553%, 4/3/28	12,226	12,216
Nouryon USA, LLC bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 3.25%), 7.554%, 4/3/28	4,938	4,947
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.175%, 1/29/28	8,620	8,504
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.575%, 10/5/28	8,910	8,899
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.296%, 4/4/29	4,962	4,940
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.737%, 4/15/30	14,268	14,247
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.563%, 10/10/31	9,975	9,956
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.297%, 2/24/31	8,308	8,301
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.299%, 12/2/30	3,724	3,709
Vertiv Group Corp. bank term loan FRN Class B2, (CME Term SOFR 1 Month + 1.75%), 6.073%, 3/2/27	14,046	14,026
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 8.689%, 4/23/29	9,848	8,709
VM Consolidated, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 3/27/28	12,714	12,749
White Cap Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.575%, 10/19/29	9,629	9,359

Total senior loans (cost $322,496)		$316,089

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
		Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. bonds 8.25%, 1/20/34 (Brazil)		$30,000	$33,669
Bulgaria (Republic of) sr. unsec. bonds 5.00%, 3/5/37 (Bulgaria)		2,000	1,937
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	6,000	3,700
Mexico (Government of) sr. unsec. bonds Ser. MTNA, 6.75%, 9/27/34 (Mexico)		$60,000	62,859
Panama (Republic of) sr. unsec. notes 9.375%, 4/1/29 (Panama)		25,000	27,985
Peru (Republic of) sr. unsec. unsub. notes 2.783%, 1/23/31 (Peru)		40,000	35,166
Philippines (Republic of) sr. unsec. unsub. notes 9.50%, 2/2/30 (Philippines)		20,000	24,161
Poland (Republic of) sr. unsec. unsub. notes 4.875%, 2/12/30 (Poland)		30,000	30,306
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		16,000	15,460
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		25,000	29,375
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		10,000	11,824

Total foreign government and agency bonds and notes (cost $279,477)			$276,442

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$11,000	$10,249
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	5,000	6,960
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	12,000	12,528
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	5,000	3,368
Post Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.50%, 8/15/27	7,000	8,362
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	5,000	5,096

Total convertible bonds and notes (cost $45,833)		$46,563

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	113	$8,259
Boeing Co. (The) $3.00 cv. pfd.	259	15,496
Hewlett Packard Enterprise Co. $3.81 cv. pfd.	95	4,535
PG&E Corp. $3.00 cv. pfd.(NON)	145	6,487

Total convertible preferred stocks (cost $30,600)		$34,777

SHORT-TERM INVESTMENTS (12.9%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	11,683,095	$11,683,095
U.S. Treasury Bills 4.312%, 4/8/25(SEG)		400,000	399,671
U.S. Treasury Bills 4.294%, 4/22/25(SEG)		400,000	399,009

Total short-term investments (cost $12,481,791)			$12,481,775
TOTAL INVESTMENTS

Total investments (cost $81,001,633)			$102,910,593

	FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $3,405,794) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	4/16/25	$16,998	$17,616	$618
		Canadian Dollar	Buy	4/16/25	11,822	11,834	(12)
		Israeli Shekel	Sell	4/16/25	9,766	10,157	391
		Singapore Dollar	Buy	5/21/25	5,298	5,282	16
	Barclays Bank PLC
		Australian Dollar	Buy	4/16/25	40,370	39,837	533
		British Pound	Buy	6/18/25	36,799	36,636	163
		Euro	Buy	6/18/25	2,063	2,046	17
		Hong Kong Dollar	Buy	5/21/25	6,164	6,164	—
		Israeli Shekel	Sell	4/16/25	7,425	7,786	361
		Japanese Yen	Buy	5/21/25	17,842	17,594	248
		Swedish Krona	Buy	6/18/25	70,167	69,883	284
		Swiss Franc	Buy	6/18/25	18,365	18,333	32
	Citibank, N.A.
		Australian Dollar	Buy	4/16/25	75,428	74,339	1,089
		Danish Krone	Sell	6/18/25	10,371	10,336	(35)
		Euro	Sell	6/18/25	194,498	194,697	199
		Hong Kong Dollar	Buy	5/21/25	12,134	12,129	5
		Israeli Shekel	Buy	4/16/25	11,380	11,862	(482)
		Japanese Yen	Buy	5/21/25	146,611	143,660	2,951
	Goldman Sachs International
		Israeli Shekel	Sell	4/16/25	191,443	194,203	2,760
	HSBC Bank PLC
		Australian Dollar	Sell	4/16/25	34,371	34,603	232
		British Pound	Sell	6/18/25	188,582	185,558	(3,024)
		Hong Kong Dollar	Buy	5/21/25	13,473	13,472	1
		Israeli Shekel	Buy	4/16/25	2,098	2,161	(63)
		Singapore Dollar	Buy	5/21/25	5,672	5,655	17
		Swedish Krona	Buy	6/18/25	56,419	56,190	229
		Swiss Franc	Buy	6/18/25	79,515	79,322	193
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/16/25	34,371	34,603	(232)
		Australian Dollar	Sell	4/16/25	34,371	34,464	93
		Israeli Shekel	Buy	4/16/25	2,098	2,179	(81)
		Israeli Shekel	Sell	4/16/25	2,098	2,161	63
	JPMorgan Chase Bank N.A.
		Danish Krone	Sell	6/18/25	38,120	37,875	(245)
		Euro	Buy	6/18/25	62,443	61,898	545
		Norwegian Krone	Sell	6/18/25	188,795	183,062	(5,733)
		Swiss Franc	Buy	6/18/25	6,046	6,035	11
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/16/25	69,429	69,163	266
		British Pound	Buy	6/18/25	291,656	291,412	244
		Canadian Dollar	Buy	4/16/25	70	70	—
		Danish Krone	Sell	6/18/25	41,703	41,420	(283)
		Euro	Buy	6/18/25	122,606	121,981	625
		Hong Kong Dollar	Buy	5/21/25	14,309	14,316	(7)
		Japanese Yen	Buy	5/21/25	276,628	272,954	3,674
		New Zealand Dollar	Buy	4/16/25	57	63	(6)
		Singapore Dollar	Buy	5/21/25	5,074	5,059	15
		Swedish Krona	Buy	6/18/25	50,049	49,857	192
		Swiss Franc	Buy	6/18/25	95,588	95,650	(62)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/16/25	63,554	62,893	661
		Danish Krone	Sell	6/18/25	26,350	26,184	(166)
		Hong Kong Dollar	Buy	5/21/25	3,140	3,143	(3)
		Israeli Shekel	Buy	4/16/25	1,426	1,425	1
		Japanese Yen	Buy	5/21/25	47,474	47,303	171
		New Zealand Dollar	Buy	4/16/25	852	847	5
		New Zealand Dollar	Sell	4/16/25	852	861	9
		Norwegian Krone	Buy	6/18/25	1,302	1,302	—
		Singapore Dollar	Buy	5/21/25	123,130	122,765	365
		Swedish Krona	Buy	6/18/25	31,451	31,332	119
		Swiss Franc	Buy	6/18/25	62,166	62,066	100
	UBS AG
		Australian Dollar	Buy	4/16/25	23,122	22,783	339
		Israeli Shekel	Sell	4/16/25	10,385	10,440	55
		Japanese Yen	Buy	5/21/25	14,295	14,101	194
		Norwegian Krone	Sell	6/18/25	6,682	6,482	(200)
		Swiss Franc	Buy	6/18/25	124,675	124,473	202
	WestPac Banking Corp.
		Australian Dollar	Buy	4/16/25	61,680	60,769	911
		Canadian Dollar	Buy	4/16/25	19,680	19,701	(21)
		Japanese Yen	Sell	5/21/25	206,322	201,347	(4,975)

	Unrealized appreciation						19,199

	Unrealized (depreciation)						(15,630)

	Total						$3,569
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	25	$2,514,891	$2,533,875	Jun-25	$(41,043)
S&P 500 Index E-Mini (Long)	2	561,185	565,326	Jun-25	(2,117)
S&P 500 Index E-Mini (Short)	31	8,698,368	8,762,538	Jun-25	59,862
U.S. Treasury Bond 30 yr (Long)	18	2,111,063	2,111,063	Jun-25	21,625
U.S. Treasury Bond Ultra 30 yr (Long)	13	1,589,250	1,589,250	Jun-25	13,484
U.S. Treasury Note 2 yr (Long)	25	5,179,297	5,179,297	Jun-25	22,642
U.S. Treasury Note 5 yr (Long)	37	4,001,781	4,001,781	Jun-25	42,725
U.S. Treasury Note 10 yr (Long)	19	2,113,156	2,113,156	Jun-25	26,093

Unrealized appreciation					186,431

Unrealized (depreciation)					(43,160)

Total					$143,271

TBA SALE COMMITMENTS OUTSTANDING at 3/31/25 (proceeds receivable $3,836,289) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 4/1/55	$1,000,000	4/14/25	$1,031,276
Uniform Mortgage-Backed Securities, 5.50%, 4/1/55	1,000,000	4/14/25	998,827
Uniform Mortgage-Backed Securities, 5.00%, 4/1/55	1,000,000	4/14/25	980,207
Uniform Mortgage-Backed Securities, 2.50%, 4/1/55	1,000,000	4/14/25	831,670

Total			$3,841,980

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,905,000	$6,687	(E)	$(3,227)	6/18/27	US SOFR — Annually	3.75% — Annually	$3,460
		514,000	1,183	(E)	567	6/18/27	3.75% — Annually	US SOFR — Annually	(616)
		2,006,000	11,514	(E)	6,202	6/18/30	3.75% — Annually	US SOFR — Annually	(5,313)
		1,559,000	12,088	(E)	(8,128)	6/18/35	US SOFR — Annually	3.85% — Annually	3,961
		88,000	682	(E)	204	6/18/35	3.85% — Annually	US SOFR — Annually	(477)
		803,000	9,065	(E)	(11,012)	6/18/55	US SOFR — Annually	3.85% — Annually	(1,948)

	Total				$(15,394)				$(933)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$2,975,996	$2,866,307	$—	3/26/26	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$(110,241)
	2,973,808	2,889,598	—	3/26/26	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	85,377
	Goldman Sachs International
	3,890,084	3,862,685	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(27,080)
	3,594,479	3,566,921	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	26,495

Upfront premium received			—	Unrealized appreciation			111,872

	Upfront premium (paid)		—	Unrealized (depreciation)			(137,321)

		Total	$—			Total	$(25,449)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Valero Energy Corp.	Energy	282	$37,224	1.30%
Unum Group	Financials	448	36,493	1.27%
Exelixis, Inc.	Health care	987	36,422	1.27%
Virtu Financial, Inc. Class A	Financials	930	35,440	1.24%
Ventas, Inc.	Health care	507	34,866	1.22%
NRG Energy, Inc.	Utilities and power	364	34,726	1.21%
Cheniere Energy, Inc.	Energy	148	34,239	1.19%
DoorDash, Inc. Class A	Consumer staples	185	33,846	1.18%
Equitable Holdings, Inc.	Financials	647	33,702	1.18%
Qualcomm, Inc.	Technology	218	33,516	1.17%
American International Group, Inc.	Financials	377	32,820	1.15%
Freeport-McMoRan, Inc.	Basic materials	865	32,748	1.14%
Pegasystems, Inc.	Technology	469	32,615	1.14%
Johnson Controls International PLC	Capital goods	402	32,202	1.12%
Booking Holdings, Inc.	Consumer cyclicals	7	32,160	1.12%
Allison Transmission Holdings, Inc.	Capital goods	335	32,009	1.12%
MGIC Investment Corp.	Financials	1,282	31,780	1.11%
General Motors Co.	Consumer cyclicals	659	30,995	1.08%
DocuSign, Inc.	Technology	378	30,796	1.07%
Regeneron Pharmaceuticals, Inc.	Health care	48	30,691	1.07%
Uber Technologies, Inc.	Consumer staples	419	30,515	1.06%
Vornado Realty Trust	Financials	808	29,901	1.04%
Wintrust Financial Corp.	Financials	266	29,869	1.04%
Natera, Inc.	Health care	206	29,136	1.02%
Netflix, Inc.	Consumer cyclicals	31	29,059	1.01%
Axis Capital Holdings, Ltd.	Financials	276	27,627	0.96%
eBay, Inc.	Technology	396	26,854	0.94%
State Street Corp.	Financials	297	26,614	0.93%
Procore Technologies, Inc.	Technology	395	26,103	0.91%
Autonation, Inc.	Consumer cyclicals	160	25,950	0.91%
Southwest Airlines Co.	Transportation	760	25,509	0.89%
Fair Isaac Corp.	Technology	14	25,474	0.89%
Louisiana-Pacific Corp.	Basic materials	270	24,870	0.87%
Constellation Energy Corp.	Utilities and power	123	24,755	0.86%
Cadence Design Systems, Inc.	Technology	97	24,690	0.86%
Cirrus Logic, Inc.	Technology	245	24,423	0.85%
Synchrony Financial	Financials	459	24,284	0.85%
Howmet Aerospace, Inc.	Capital goods	184	23,885	0.83%
Tapestry, Inc.	Consumer cyclicals	327	23,041	0.80%
Jacobs Solutions, Inc.	Capital goods	186	22,513	0.79%
NVR, Inc.	Consumer cyclicals	3	22,381	0.78%
Textron, Inc.	Capital goods	310	22,364	0.78%
Toll Brothers, Inc.	Consumer cyclicals	212	22,339	0.78%
O'Reilly Automotive, Inc.	Consumer cyclicals	15	21,703	0.76%
Paycom Software, Inc.	Technology	98	21,508	0.75%
Pure Storage, Inc. Class A	Technology	485	21,490	0.75%
TransUnion	Consumer cyclicals	250	20,777	0.72%
Boyd Gaming Corp.	Consumer cyclicals	308	20,302	0.71%
Meta Platforms, Inc. Class A	Technology	35	20,220	0.71%
Affiliated Managers Group, Inc.	Financials	120	20,205	0.70%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Chesapeake Energy Corp.	Energy	339	$37,711	1.31%
Take-Two Interactive Software, Inc.	Technology	171	35,373	1.22%
Aon PLC	Financials	88	35,105	1.21%
Kinsale Capital Group, Inc.	Financials	72	35,067	1.21%
Domino's Pizza, Inc.	Consumer staples	76	34,951	1.21%
DT Midstream, Inc.	Energy	357	34,483	1.19%
Blue Owl Capital, Inc.	Financials	1,718	34,433	1.19%
Jack Henry & Associates, Inc.	Technology	178	32,539	1.13%
Tyler Technologies, Inc.	Technology	55	32,213	1.11%
Lithia Motors, Inc.	Consumer cyclicals	107	31,484	1.09%
NortonLifeLock, Inc.	Technology	1,166	30,933	1.07%
Watsco, Inc.	Consumer staples	60	30,622	1.06%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	148	30,328	1.05%
Roivant Sciences, Ltd.	Health care	2,955	29,819	1.03%
BWX Technologies, Inc.	Capital goods	297	29,267	1.01%
RPM International, Inc.	Basic materials	249	28,783	1.00%
Equifax, Inc.	Consumer cyclicals	108	26,308	0.91%
SoFi Technologies, Inc.	Financials	2,259	26,275	0.91%
Entegris, Inc.	Technology	298	26,060	0.90%
Digital Realty Trust, Inc.	Financials	182	26,056	0.90%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	1,373	26,041	0.90%
Fox Corp. Class B	Consumer cyclicals	492	25,949	0.90%
Dell Technologies, Inc. Class C	Technology	281	25,586	0.89%
Micron Technology, Inc.	Technology	292	25,375	0.88%
Texas Instruments, Inc.	Technology	138	24,826	0.86%
Ross Stores, Inc.	Consumer cyclicals	194	24,742	0.86%
Atmos Energy Corp.	Utilities and power	160	24,716	0.86%
Amdocs, Ltd.	Technology	269	24,578	0.85%
Royal Gold, Inc.	Basic materials	139	22,723	0.79%
LPL Financial Holdings, Inc.	Financials	69	22,588	0.78%
Carnival Corp.	Consumer cyclicals	1,149	22,441	0.78%
Stanley Black & Decker, Inc.	Consumer cyclicals	286	21,964	0.76%
Arthur J. Gallagher & Co.	Financials	63	21,916	0.76%
CarMax, Inc.	Consumer cyclicals	277	21,623	0.75%
Nike, Inc. Class B	Consumer cyclicals	339	21,549	0.75%
D.R. Horton, Inc.	Consumer cyclicals	169	21,431	0.74%
Healthcare Realty Trust, Inc.	Financials	1,261	21,307	0.74%
Generac Holdings, Inc.	Capital goods	166	21,037	0.73%
PTC, Inc.	Technology	134	20,810	0.72%
Monolithic Power Systems, Inc.	Technology	36	20,657	0.71%
Albemarle Corp.	Basic materials	285	20,510	0.71%
TKO Group Holdings, Inc.	Consumer cyclicals	131	19,957	0.69%
Brown-Forman Corp. Class B	Consumer staples	563	19,101	0.66%
Avis Budget Group, Inc.	Consumer staples	250	18,987	0.66%
CH Robinson Worldwide, Inc.	Transportation	184	18,859	0.65%
Bunge Global SA	Basic materials	246	18,799	0.65%
T Rowe Price Group, Inc.	Financials	202	18,559	0.64%
AppLovin Corp. Class A	Technology	70	18,434	0.64%
Globant SA (Argentina)	Technology	156	18,373	0.64%
Agree Realty Corp.	Financials	237	18,302	0.63%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Metro, Inc. (Canada)	Consumer staples	337	$23,430	0.61%
Consolidated Edison, Inc.	Utilities and power	211	23,289	0.60%
FactSet Research Systems, Inc.	Consumer cyclicals	51	23,246	0.60%
George weston, Ltd. (Canada)	Consumer staples	136	23,233	0.60%
Endesa SA (Spain)	Utilities and power	876	23,183	0.60%
Telia Co. AB (Sweden)	Communication services	6,414	23,174	0.60%
Exxon Mobil Corp.	Energy	193	22,942	0.59%
ENGIE SA (France)	Utilities and power	1,176	22,916	0.59%
Telenor ASA (Norway)	Communication services	1,604	22,915	0.59%
Automatic Data Processing, Inc.	Consumer cyclicals	75	22,901	0.59%
ConocoPhillips	Energy	217	22,805	0.59%
SS&C Technologies Holdings, Inc.	Technology	273	22,791	0.59%
Avery Dennison Corp.	Basic materials	128	22,787	0.59%
PepsiCo, Inc.	Consumer staples	152	22,733	0.59%
Danone SA (France)	Consumer staples	297	22,717	0.59%
Veralto Corp.	Capital goods	233	22,686	0.59%
MSCI, Inc.	Technology	40	22,673	0.59%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	1,618	22,473	0.58%
TotalEnergies SE (France)	Energy	349	22,467	0.58%
Empire Co., Ltd. (Canada)	Consumer staples	664	22,256	0.58%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	978	22,114	0.57%
Holcim AG (Switzerland)	Basic materials	207	22,071	0.57%
SSE PLC (United Kingdom)	Utilities and power	1,067	21,945	0.57%
Central Japan Railway Co. (Japan)	Transportation	1,142	21,787	0.56%
Novartis AG (Switzerland)	Health care	197	21,771	0.56%
Rio Tinto PLC (United Kingdom)	Basic materials	366	21,689	0.56%
Amadeus IT Holding SA (Spain)	Consumer cyclicals	283	21,566	0.56%
AT&T, Inc.	Communication services	757	21,408	0.55%
Philip Morris International, Inc.	Consumer staples	134	21,294	0.55%
Exor NV (Netherlands)	Financials	236	21,262	0.55%
Hartford Financial Services Group, Inc. (The)	Financials	167	20,623	0.53%
Elisa Oyj (Finland)	Communication services	423	20,588	0.53%
Garmin, Ltd.	Technology	93	20,195	0.52%
Dai Nippon Printing Co., Ltd. (Japan)	Consumer cyclicals	1,422	20,153	0.52%
Royal Bank of Canada (Canada)	Financials	178	20,024	0.52%
Graco, Inc.	Capital goods	238	19,849	0.51%
BOC Hong Kong Holdings, Ltd. (Hong Kong)	Financials	4,899	19,771	0.51%
VeriSign, Inc.	Technology	77	19,563	0.51%
Iberdrola SA (Spain)	Utilities and power	1,211	19,536	0.51%
Allegion PLC (Ireland)	Capital goods	147	19,129	0.50%
Verisk Analytics, Inc.	Consumer cyclicals	64	19,096	0.49%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	2,309	18,815	0.49%
Weyerhaeuser Co.	Basic materials	638	18,670	0.48%
Kimberly-Clark Corp.	Consumer cyclicals	129	18,283	0.47%
PayPal Holdings, Inc.	Consumer cyclicals	279	18,211	0.47%
Smiths Group PLC (United Kingdom)	Capital goods	729	18,164	0.47%
Sandvik AB (Sweden)	Capital goods	865	18,075	0.47%
Eni SpA (Italy)	Utilities and power	1,158	17,883	0.46%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	115	17,853	0.46%
Johnson & Johnson	Health care	106	17,520	0.45%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Imperial Brands PLC (United Kingdom)	Consumer staples	587	$21,714	0.61%
Paychex, Inc.	Technology	140	21,639	0.61%
Realty Income Corp.	Financials	371	21,541	0.60%
Waste Connections, Inc.	Capital goods	109	21,368	0.60%
Visa, Inc. Class A	Financials	61	21,322	0.60%
Orange SA (France)	Communication services	1,637	21,207	0.59%
Equifax, Inc.	Consumer cyclicals	87	21,180	0.59%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	122	21,104	0.59%
RELX PLC (United Kingdom)	Consumer cyclicals	422	21,087	0.59%
Keppel, Ltd. (Singapore)	Capital goods	4,096	21,029	0.59%
Westlake Corp.	Basic materials	209	20,940	0.59%
Allianz SE (Germany)	Financials	55	20,824	0.58%
Hermes International (France)	Consumer cyclicals	8	20,617	0.58%
Straumann Holding AG (Switzerland)	Health care	172	20,586	0.58%
Wilmar International, Ltd. (Singapore)	Basic materials	8,125	20,250	0.57%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	1,909	20,187	0.57%
Swisscom AG (Switzerland)	Communication services	35	19,951	0.56%
Martin Marietta Materials, Inc.	Basic materials	42	19,885	0.56%
Pernod Ricard SA (France)	Consumer staples	199	19,619	0.55%
Heineken NV (Netherlands)	Consumer staples	231	18,801	0.53%
Singapore Telecommunications, Ltd. (Singapore)	Communication services	7,202	18,378	0.52%
Masco Corp.	Consumer cyclicals	262	18,216	0.51%
Antofagasta PLC (Chile)	Basic materials	839	18,077	0.51%
Coca-Cola Co. (The)	Consumer staples	249	17,800	0.50%
Haleon PLC (United Kingdom)	Consumer staples	3,510	17,726	0.50%
Redeia Corp. SA (Spain)	Utilities and power	862	17,272	0.48%
WEC Energy Group, Inc.	Utilities and power	157	17,087	0.48%
Commonwealth Bank of Australia (Australia)	Financials	180	16,970	0.48%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	676	16,949	0.48%
EssilorLuxottica SA (France)	Health care	58	16,511	0.46%
Ferrovial SE (Netherlands)	Basic materials	371	16,508	0.46%
Xcel Energy, Inc.	Utilities and power	231	16,317	0.46%
Occidental Petroleum Corp.	Energy	328	16,189	0.45%
Nutrien, Ltd. (Canada)	Basic materials	326	16,181	0.45%
Norfolk Southern Corp.	Transportation	67	15,875	0.45%
Southern Co. (The)	Utilities and power	171	15,740	0.44%
Industrivarden AB Class C (Sweden)	Financials	428	15,663	0.44%
Salmar ASA (Norway)	Basic materials	327	15,637	0.44%
Mastercard, Inc. Class A	Consumer cyclicals	28	15,576	0.44%
Dominion Energy, Inc.	Utilities and power	277	15,505	0.43%
Prologis, Inc.	Financials	137	15,329	0.43%
REA Group, Ltd. (Australia)	Technology	111	15,228	0.43%
SAP SE (Germany)	Technology	58	15,199	0.43%
Cellnex Telecom, SA 144A (Spain)	Communication services	428	15,191	0.43%
Assicurazioni Generali SpA (Italy)	Financials	434	15,178	0.43%
PPL Corp.	Utilities and power	419	15,116	0.42%
Kubota Corp. (Japan)	Capital goods	1,228	15,039	0.42%
AvalonBay Communities, Inc.	Financials	70	14,981	0.42%
Hess Corp.	Energy	92	14,761	0.41%
Coloplast A/S Class B (Denmark)	Health care	138	14,481	0.41%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$273	$1,744	$247	5/11/63	300 bp — Monthly	$28
	CMBX NA BBB-.6 Index	BBB-/P	482	3,489	494	5/11/63	300 bp — Monthly	(9)
	CMBX NA BBB-.6 Index	BBB-/P	926	6,541	926	5/11/63	300 bp — Monthly	4
	CMBX NA BBB-.6 Index	BBB-/P	912	6,977	987	5/11/63	300 bp — Monthly	(71)

Upfront premium received			2,593		Unrealized appreciation			32

Upfront premium (paid)			—		Unrealized (depreciation)			(80)

	Total		$2,593				Total	$(48)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/25 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	$(700)	$4,797	$679	5/11/63	(300 bp) — Monthly	$(25)
	CMBX NA BBB-.6 Index	(2,545)	3,489	494	5/11/63	(300 bp) — Monthly	(2,053)
	CMBX NA BBB-.6 Index	(556)	872	123	5/11/63	(300 bp) — Monthly	(433)
	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	(4,906)	9,594	1,357	5/11/63	(300 bp) — Monthly	(3,555)

Upfront premium received		—			Unrealized appreciation		—

Upfront premium (paid)		(8,707)			Unrealized (depreciation)		(6,066)

	Total	$(8,707)				Total	$(6,066)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 44 Index	B+/P	$(60,186)	$1,248,000	$64,522	6/20/30	500 bp — Quarterly	$4,335
	CDX NA IG Series 43 Index	BBB+/P	(103,988)	4,626,000	87,482	12/20/29	100 bp — Quarterly	(16,255)

	Total		$(164,174)					$(11,920)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2025 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $96,718,932.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
	Putnam Cash Collateral Pool, LLC#	$—	$58,300	$58,300	$7	$—
	Putnam Short Term Investment Fund Class P‡	12,768,794	8,432,974	9,518,673	144,684	11,683,095

	Total Short-term investments	$12,768,794	$8,491,274	$9,576,973	$144,691	$11,683,095
# At the close of the reporting period, the fund did not have any securities on loan.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $580,796.
At the close of the reporting period, the fund has deposited cash valued at $109,644 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
At the close of the reporting period, the fund has deposited cash valued at $199,619 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $36,933 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,088,605	$807,847	$—
Capital goods	2,632,631	601,127	—
Communication services	656,133	306,198	—
Conglomerates	337,605	299,517	—
Consumer cyclicals	9,481,635	1,117,395	—
Consumer staples	3,482,284	799,780	—
Energy	2,084,070	407,619	—
Financials	8,265,525	2,357,923	—
Health care	5,620,996	966,070	—
Technology	19,678,610	856,131	—
Transportation	919,148	253,933	—
Utilities and power	1,430,799	327,419	—

Total common stocks	55,678,041	9,100,959	—
Convertible bonds and notes	—	46,563	—
Convertible preferred stocks	34,777	—	—
Corporate bonds and notes	—	12,355,667	—
Foreign government and agency bonds and notes	—	276,442	—
Mortgage-backed securities	—	1,705,802	—
Senior loans	—	316,089	—
U.S. government and agency mortgage obligations	—	10,914,478	—
Short-term investments	—	12,481,775	—

Totals by level	$55,712,818	$47,197,775	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$3,569	$—
Futures contracts	143,271	—	—
TBA sale commitments	—	(3,841,980)	—
Interest rate swap contracts	—	14,461	—
Total return swap contracts	—	(25,449)	—
Credit default contracts	—	152,254	—

Totals by level	$143,271	$(3,697,145)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com